Label	Element	Value
Class A Prospectus | SIMT TAX-MANAGED SMALL/MID CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000804239_SupplementTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Small/Mid Cap Fund

(each, a "Fund" and together, the "Funds")

Supplement Dated July 17, 2015
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2015

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Risk/Return [Heading]	rr_RiskReturnHeading	SIMT TAX-MANAGED SMALL/MID CAP FUND
Expense [Heading]	rr_ExpenseHeading	Removal of Redemption Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

In the Fund summary for each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

There are no other changes in the Fees and Expenses of the Funds.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Changes to the Tax-Managed Small/Mid Cap Fund's Principal Investment Strategies

In the Tax-Managed Small/Mid Cap Fund's "Principal Investment Strategies" section, the text is hereby deleted and replaced with the following:

Under normal circumstances, the Tax-Managed Small/Mid Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and medium capitalization companies. The Fund will invest primarily in equity securities of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between approximately $20 million and $20.7 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 2500 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks, warrants and, to a lesser extent, real estate investment trusts (REITs), exchange-traded funds (ETFs) and securities of large capitalization companies.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models, primarily for the purpose of efficient tax management of the Fund's securities transactions. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible. SIMC may also direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

There are no other changes to the principal investment strategies of the Tax-Managed Small/Mid Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE